SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.Financial statements in U.S. dollars:

The Company's revenues are generated in various currencies including in U.S. dollars (USD), Australian dollars (AUD), Canadian dollars (CAD), Euros (EUR), Singapore dollars (SGD), British pounds (GBP), Indian Rupee (INR) and New Israeli Shekels (NIS). In addition, most of the Company's costs are incurred in USD, NIS and EUR.

The Company’s management believes that the USD is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the USD.

The functional currency of the Company's foreign subsidiaries is the local currency in which the relevant subsidiary operates.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

b.Financial statements in U.S. dollars (Cont.):

Accordingly, monetary accounts maintained in currencies other than the USD are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters" (“ASC 830”). All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-USD currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of the Company’s subsidiaries of which the functional currency is not the USD have been translated into the USD. All amounts on the balance sheets have been translated into the USD using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into the USD using the monthly average exchange rate in accordance with ASC 830. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss), net in shareholders' equity.

c.Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries (see also Note 1). Inter-company transactions and balances, including profit from inter-company sales not yet realized outside of the Company, have been eliminated upon consolidation.

d.Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.Short-term bank deposits:

Short-term bank deposits are deposits with original maturities of more than three months but less than one year.

Short-term bank deposits are presented at their cost, which approximates their fair value.

f.Marketable securities:

Marketable securities consist of corporate and governmental bonds. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation at each balance sheet date. In accordance with FASB ASC No. 320 “Investments - Debt and Equity Securities”, the Company classifies marketable securities as available-for-sale.

Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of stockholders’ equity, net of taxes.

Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in financial income (expenses), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

f.Marketable securities (Cont.):

The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company assessed AFS debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge of credit loss expenses (income), net, on the consolidated statements of comprehensive income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders' equity. The Company did not record credit loss allowance on its marketable securities during the year ended December 31, 2020.

g.Derivatives:

ASC 815, “Derivative and Hedging” ("ASC 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

g.Derivatives (Cont.):

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction affects earnings.

The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary and other recurring payments during the periods, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary and other expenses denominated in NIS.

These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match the underlying transactions being hedged.

As of December 31, 2020 and 2019 the Company did not have any outstanding forward NIS transactions. As of December 31, 2018 the unrealized loss recorded in accumulated other comprehensive income (loss), net of tax from the Company's currency forward NIS transactions was $497.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and options contracts to limit its exposure to foreign currencies. In addition, the Company entered into derivative instruments to partially manage its exposure to movements associated with the Styrene prices.

Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2020 and 2019, the notional amount of foreign exchange and styrene forward and option contracts into which the Company entered was $100,981 and $36,608, respectively. The foreign exchange and styrene forward and options contracts will expire at various times through December, 2021.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

g.Derivatives (Cont.):

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2020	2019

Derivative assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	-	62

Total		-	62

Derivative liabilities:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	(3,582)	(425)
Styrene forward contract	Accrued expenses and other liabilities	(209)	-

Total		(3,791)	(425)

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

g. Derivatives (Cont.):

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Gain (loss) recognized in other comprehensive income (loss), net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2020	2019	Item	2020	2019
Derivatives designated as hedging instruments:

Foreign exchange forward contract	-	497	Cost of revenues and Operating expenses	2,406	1,716

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	(750)	2,121
Styrene forward contracts	-	-	Financial expenses, net	(2,120)	-

Total	-	497		(464)	3,837

h.Inventories:

Inventories are stated at the lower of cost and net realizable value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, aging, current and historical selling prices and contractual obligations to maintain certain levels of raw material quantities. Based on these evaluations, inventory provision is provided to cover risks arising from slow-moving items, discontinued products, excess inventories, net realizable value lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw Materials - cost is determined on a standard cost basis which approximates actual costs on a weighted average basis.

Work-in progress and finished products - are based on standard cost (which approximates actual cost on a weighted average basis) which includes raw materials cost, labor and manufacturing overhead.

Finished goods are stated at the lower of cost and net realizable value.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

h. Inventories (Cont.):

The following table provides the details of the change in the Company's provision for inventory write-downs:

	December 31,
	2020	2019

Inventory provision, beginning of year	$18,226	$15,551
Assumed from business combination	1,405	-
Increase in inventory provision	4,305	9,983
Write off	(7,329)	(7,308)

Inventory provision, end of year	$16,607	$18,226

i.Property, plant and equipment, net:

1.Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

2.Costs recorded prior to a production line completion are reflected as construction in progress, which are recorded building and machinery assets at the date of purchase. Construction in progress includes direct expenditures for the construction of the production line and is stated at cost. Capitalized costs include costs incurred under the construction contract: advisory, consulting and direct internal costs (including labor) and operating costs incurred during the construction and installation phase.

3.Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33 (mainly 10)
Office equipment and furniture	7-33 (mainly 7)
Motor vehicles	10-30 (mainly 20)
Buildings	4-5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

j. Leases:

The Company determines if an arrangement is a lease at inception and recognize in accordance with ASC 842 “Leases”. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities and operating lease liabilities in the Company’s consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The Company uses incremental borrowing rates based on the Company's implied credit rating which was based on Moody's Investors Service Rating Methodology for the Building Materials Industry (such credit rating was notched up due to collateralization) at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives, if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Upon adoption as of January 1, 2019, the Company recorded right-of-use leased assets and corresponding liabilities of $73,366. See also Note 10.

k.Impairment of long-lived assets:

The Company's long-lived assets (assets group) to be held or used, including right of use assets, tangible and finite-lived intangible assets (other than goodwill), are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented. In addition to the recoverability assessment, the Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company reduces the estimated useful life assumption for any asset, the remaining unamortized balance would be amortized or depreciated over the revised estimated useful life.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

l.Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

Following the adoption of ASU 2017-04, "Simplifying the Test for Goodwill Impairment" by the Company in January 2017, any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The goodwill impairment test is performed according to the following principles:

(1)An initial qualitative assessment may be performed to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.

(2)If the Company concludes it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a quantitative fair value test is performed. An impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. The Company concluded that all of the Company's reporting units should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing Company’s fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of reporting unit.

The process of evaluating the potential impairment of goodwill is subjective and requires significant judgment at many points during the analysis. Significant estimates used in the fair value methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill and intangible assets with an indefinite life. No impairment of goodwill was identified during any period presented.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

m.Warranty:

The Company generally provides a standard (i.e. assurance type) warranty for its products, for various periods, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides the details of the change in the Company's warranty accrual:

	2020	2019

January 1,	$2,916	$2,820

Charged to costs and expenses relating to new sales	1,281	1,879
Costs of product warranty claims	(1,459)	(1,734)
Foreign currency translation adjustments	(159)	(49)

December 31,	$2,579	$2,916

n.Revenue recognition:

Revenues are recognized in accordance with ASC 606, revenue from contracts with customers when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company applies the following five steps in accordance to ASC 606: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

1.Identify the contract with a customer:

A contract is an agreement between two or more parties that creates enforceable rights and obligations. In evaluating the contract, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration (credit risk) and considers the probability of collecting substantially all of the consideration. The Company determines whether collectability is reasonably assured on a customer-by-customer basis pursuant to various criteria including Company’s historical experience, credit insurance and other inputs.

2.Identify the performance obligations in the contract:

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations. The main performance obligation is a delivery of the Company’s products.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

n.Revenue recognition (Cont.):

3. Determine the transaction price:

The Company’s products that are sold through agreements with distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

For certain revenue transactions with specific customers, the Company is responsible also for the fabrication and installation of its products. The Company recognizes such revenues upon receipt of acceptance evidence from the end consumer which occurs upon completion of the installation.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 606, which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

4. Allocate the transaction price to the performance obligations in the contract:

The majority of the Company’s revenues are sales of goods, therefore there is one main performance obligation that absorbs the transaction price.

5. Recognize revenue when a performance obligation is satisfied:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control transfers at a point in time, which affects when revenue is recorded. The majority of Company’s revenues deriving from sales of products which are recognized when control is transferred based on the agreed International Commercial terms, or “INCOTERMS”.

o.Research and development costs:

Research and development costs are charged to the statement of income as incurred.

p.Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" (“ASC 740”). This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

p.Income taxes (Cont.):

The Company accounts for its uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company classifies interest and penalties on income taxes as taxes on income.

q.Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2020, 2019 and 2018 were $14,457, $16,233 and $20,848, respectively.

r.Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and trade receivables. The Company's cash and cash equivalents are invested primarily in USD, mainly with major banks in Israel.

The Company's debt marketable securities include investments in highly-rated corporate debentures (located mainly in U.S.) and governmental bonds. The financial institution that holds the Company's debt marketable securities is a major financial institution located in the United States. The Company believes that the its debt marketable securities portfolio is a diverse portfolio of highly-rated securities and the Company's investment policy limits the amount the Company may invest in an issuer (see Note 2f).

The Company's trade receivables are derived from sales to customers located mainly in the United States, Australia, Canada, Israel and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for credit losses (i.e. doubtful accounts) is provided with respect to specific receivables that the Company has determined to be doubtful of collection. For those receivables not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates of future economic conditions.

No customer represented 10% or more of the Company’s total accounts receivables, net as of December 31, 2020 and 2019.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

r.Concentrations of credit risk (Cont.):

The following table provides the detail of the change in the Company's allowance for credit loss:

	2020	2019

January 1,	$2,497	$1,247

Charges to expenses	3,142	2,100
Write offs	(984)	(864)
Assumed from business combinations	2,066	-
Foreign currency translation adjustments	62	14

December 31,	$6,783	$2,497

s.Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Majority of the agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963 ("Section 14"), that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with its employees under Section 14, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2020, 2019 and 2018 amounted to approximately $2,292, $2,189 and $2,048, respectively.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

t.Fair value of financial instruments:

In accordance with ASC 820, the Company measures its cash equivalents, marketable securities, and derivatives at fair value using the market approach valuation technique. Cash equivalents and marketable securities are classified within Level 1 and Level 2, respectively, because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2020 and 2019 by level within the fair value hierarchy:

	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2020	2019

Measured at fair value on a recurring basis:

Assets:

Cash equivalents:
Money market mutual funds	Level 1	$1,011	$-

Short-term marketable securities:
Corporate bonds	Level 2	$7,607	$-
Governmental bonds	Level 2	$505	$-

Derivatives:
Derivative assets	Level 2	$-	$62

Long-term marketable securities:
Corporate bonds	Level 2	$10,434	$-
Governmental bonds	Level 2	$492	$-

Liabilities:

Derivatives:
Contingent Consideration	Level 3	$1,492	$-
Derivative liabilities	Level 2	$(3,791)	$(425)

The carrying amounts of financial instruments not measured at fair value, including cash and cash equivalents, trade receivables, other accounts receivables, trade payables, accrued expenses and other liabilities, short term loans and short term bank credit, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loan approximates its fair value.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

u.Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. For the years ended December 31, 2020, 2019 and 2018 there were 1,414,812, 1,244,500 and 1,272,781 outstanding stock options, respectively, that were excluded from the computation of Diluted EPS, that would have had an anti dilutive effect if included.

v.Comprehensive income and accumulated other comprehensive income (loss):

Comprehensive income consists of two components, net income and other comprehensive income ("OCI"). OCI refers to revenue, expenses, and gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Company’s OCI consists of foreign currency translation adjustments from those subsidiaries not using the USD as their functional currency and net deferred gains and losses on certain derivative instruments accounted for as cash flow hedges and marketable securities.

The total accumulated other comprehensive income ("AOCI"), net of tax was comprised as follows:

	December 31,
	2020	2019

Accumulated gain on marketable securities	$13	$-
Accumulated foreign currency translation differences	1,070	(3,288)

Total accumulated other comprehensive income loss, net	$1,083	$(3,288)

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

v.Comprehensive income and accumulated other comprehensive income (loss) (Cont.):

The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences	Total

Balance at January 1, 2019	(497)	-	(2,680)	(3,177)

Other comprehensive income (loss) before reclassifications	2,213	-	(608)	1,605
Amounts reclassified from AOCI	(1,716)	-	-	(1,716)

Net current period OCI	497	-	(608)	(111)

Balance at December 31, 2019	-	-	(3,288)	(3,288)

Other comprehensive income (loss) before reclassifications	2,406	13	4,358	6,777
Amounts reclassified from AOCI	(2,406)	-	-	(2,406)

Net current period OCI	-	13	4,358	4,371

Balance at December 31, 2020	-	13	1,070	1,083

The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Income, and the associated financial statement line item, for 2020 and 2019:

	December 31,
	2020	2019
Affected line item in the consolidated statements of income

Cost of revenues	$1,857	$1,328
Research and development	61	40
Marketing and selling	217	161
General and administrative	271	187

Total gain	$2,406	$1,716

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

w.Accounting for stock-based compensation:

Equity share based payment:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method and the Company’s accounting policy is to account for forfeitures as they occur.

The exercise price of each option is generally Company's stock price on the date of the grant. Options generally become exercisable over approximately three to four-year period, subject to the continued employment. All options expire after 7 years from the date of grant. In addition, commencing in 2015 the Company granted certain of its employees and officers with restricted stock units ("RSUs"), vesting over approximately a four-year period from the grant date. RSUs fair value is measured at the grant date based on the market value of Company's common stock. RSUs that are cancelled or forfeited become available for future grants.

In 2020 and 2019, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2020	2019

Dividend yield	0-3%	0-3%
Expected volatility	46.0%	47.4%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	5.1	4.3

The Company used volatility data in accordance with ASC 718 and based on Company's historical data.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

w.Accounting for stock-based compensation (Cont.):

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options).

For the vast majority of the options granted in 2020 and 2019, the dividend yield is zero, due to adjustment mechanism with respect to the exercise price upon payment of a dividend. For those options granted without adjustment mechanism, the dividend yield applied is 3%.

x.Redeemable non-controlling interest:

(1)The Company was party to a put and call arrangement with respect to the remaining 45% non-controlling interest in Caesarstone Canada, Inc. Due to the existing put and call arrangements, the non-controlling interest is considered to be redeemable and is recorded on the balance sheet as a redeemable non-controlling interest outside of permanent equity. The redeemable non-controlling interest is recognized at the higher of: i) the accumulated earnings associated with the non-controlling interest, or ii) the redemption value as of the balance sheet date.

On December 27, 2018, the Company acquired the remaining 45% ownership interest in its Canadian subsidiary for a purchase price of approximately $20,119.

(2)Following the acquisition of Lioli during 2020, the Company is party to a put and call arrangement with respect to the remaining 45% non-controlling interest in Lioli. Due to the existing put and call arrangements, the non-controlling interest is considered to be redeemable and is recorded on the balance sheet as a redeemable non-controlling interest outside of permanent equity.

The redeemable non-controlling interest is recognized at the higher of: i) the accumulated earnings associated with the non-controlling interest, or ii) the redemption value as of the balance sheet date (see also Note 1b).

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

x.Redeemable non-controlling interest (Cont.):

The following table provides a reconciliation of the redeemable non-controlling interest:

	Year ended December 31,
	2020	2019	2018

Beginning of the year	$-	$-	$16,481

Assuming the non controlling interest due to acquisition	7,269	-	-
Net income attributable to non-controlling interest	404	-	163
Dividend paid (*)	-	-	(978)
Adjustment to redemption value	-	-	(203)
Foreign currency translation adjustments	28	-	(931)
Adjustment to Call option value (**)	-	-	5,587
Call option exercise (**)	-	-	(20,119)

Redeemable non-controlling interest - end of the year	$7,701	$-	$-

*)	In 2018 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.

**)	See also Note 1e.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

y.Contingencies:

The Company is involved in various product liability, commercial, government investigations, environmental claims and other legal proceedings that arise from time to time in the course of business. The Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. The Company records anticipated recoveries under existing insurance contracts that are probable of occurring at the amount that is expected to be collected. Legal costs are expensed as incurred. For unasserted claims or assessments, the Company followed the accounting guidance in ASC 450-20-50-6, 450-20-25-2 and 450-20-55-2 in which the Company must first determine that the probability that an assertion will be made is likely, then, a determination as to the likelihood of an unfavorable outcome and the ability to reasonably estimate the potential loss is made.

z.Business combination:

The Company accounts for business combinations by applying the provisions of ASC 805, Business Combination, and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired customer relationship and acquired trademarks from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the finalization of the measurement period, any subsequent adjustments are recorded to earnings.

Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

aa.Impact of recently issued accounting standards:

Recently issued and adopted accounting standards:

1.In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks. For available-for-sale (“AFS”) debt securities with unrealized losses, the standard eliminates the concept of other-than-temporary impairments and requires allowances to be recorded instead of reducing the amortized cost of the investment.

This standard limits the amount of credit losses to be recognized for AFS debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases.

The Company adopted Topic 326 effective January 1, 2020, based on the composition of the Company’s trade receivables, investment portfolio and other financial assets, current economic conditions and historical credit loss activity. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

2.In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350), simplifying the Test for Goodwill Impairment. With ASU 2017-04, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company adopted this standard prospectively effective January 1, 2020, the adoption of this standard did not have a material impact on the Company's consolidated financial statements.

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

aa.Impact of recently issued accounting standards (Cont.)

Recently issued and adopted accounting standards (Cont.)

3.In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This guidance adds, modifies and removes several disclosure requirements relative to the three levels of inputs used to measure fair value in accordance with Topic 820, Fair Value Measurement. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As such, the Company adopted this standard effective January 1, 2020. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

Recently issued accounting standards and not yet adopted by the Company:

1.In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. ASU 2019-12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including in interim periods. The adoption of this standard does not expect to have a material impact on the Company’s consolidated financial statements.

2.In August 2020, the FASB issued Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. This guidance will be effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is not permitted before fiscal years beginning after December 15, 2020. The Company do not expect the adoption of this guidance to have a material impact on its consolidated financial statements.